Income Taxes - Schedule of Effective Income Taxes Rate (Details) (10-K)		3 Months Ended				9 Months Ended	12 Months Ended
	Dec. 22, 2017	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Tax provision (benefit) at Federal statutory rate	(35.00%)	(21.00%)	(21.00%)	(21.00%)	(34.00%)	(21.00%)	(21.00%)	(34.00%)
Accrued compensation							(0.28%)	(0.32%)
Stock based compensation							3.37%	4.15%
Depreciation and amortization							0.15%	0.59%
Other							0.07%	0.26%
Change in valuation allowance							17.69%	29.32%
Effective tax rate							0.00%	0.00%